Consolidated principles and methods	6 Months Ended
Jun. 30, 2021
Significant Accounting Policies [Abstract]
Consolidated principles and methods	Consolidated principles and methods
3.1 BASIS OF CONSOLIDATION

Consolidated entities

As of June 30, 2021, the consolidation perimeter is identical to that of December 31, 2020 as Nanobiotix S.A. has five wholly owned subsidiaries:

•Nanobiotix Corp., incorporated in the State of Delaware in September 2014 and located in the USA,
•Nanobiotix Germany GmbH, created in October 2017 and located in Germany,
•Nanobiotix Spain S.L.U., created in December 2017 and located in Spain,
•Curadigm SAS, created on July 3, 2019 and located in France, and
•Curadigm Corp., created on January 7, 2020 and located in the USA.

Accordingly, the interim condensed consolidated financial statements as of June 30, 2021 include the operations of each of these subsidiaries, to the extent applicable, from the date of their incorporation.

Foreign currency transactions

The unaudited condensed consolidated financial statements are presented in euros, which is the reporting currency and the functional currency of the parent company, Nanobiotix S.A.

The financial statements of consolidated foreign subsidiaries whose functional currency is not the euro are translated into euros for statement of financial position items at the closing exchange rate at the date of the statement of financial position and for the statement of operations, statement of comprehensive loss and statement of cash flow items at the average rate for the period presented, except where this method cannot be applied due to significant exchange rate fluctuations during the applicable period.

The dollar-to-euro exchange rate used in the interim condensed consolidated financial statements to convert the Group transactions denominated in US dollars were $1.1884 as of June 30, 2021 and an average of $1.2053 for the six month period ended June 30, 2021 (source: Banque de France) compared with $1.1198 and $1.1015 as of and for the six month period ended June 30, 2020, respectively.

The resulting currency translation adjustments are recorded in other comprehensive income (loss) as a cumulative currency translation adjustment.

3.2. USE OF JUDGEMENT, ESTIMATES AND ASSUMPTIONS

The preparation of interim condensed consolidated financial statements in accordance with IFRS requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements. The estimates and judgments used by management are based on historical information and on other factors, including expectations about future events considered to be reasonable given the circumstances. These estimates may be revised where the circumstances on which they are based change.

Consequently, actual results may vary significantly from these estimates under different assumptions or conditions. A sensitivity analysis may be presented if the results differ materially based on the application of different assumptions or conditions. The main items affected by the use of estimates are share-based payments, deferred tax assets, clinical trials accruals, revenue recognition and the fair value of financial instruments.

Measurement of share-based payments

The Company measures the fair value of stock options (OSA), founders’ warrants (BSPCE), warrants (BSA) and free shares (AGA) granted to employees, members of the Supervisory Board and consultants based on actuarial models. These actuarial models require that the Company use certain calculation assumptions with respect to characteristics of the grants (e.g., vesting terms) and market data (e.g., expected share volatility) (See Note 17 Share-based payments).

Deferred tax assets

Deferred taxes are recognized for temporary differences arising from the difference between the tax basis and the accounting basis of the Company’s assets and liabilities that appear in its financial statements. The primary temporary differences are related to the tax losses that can be carried forward or backward, depending on the jurisdiction. Enacted tax rates are used to measure deferred taxes.

The deferred tax assets are recorded in the accounts only to the extent that it is probable that the future profits will be sufficient to absorb the losses that can be carried forward or backward. Considering its stage of development, which does not allow income projections judged to be sufficiently reliable to be made, the Company has not recognized deferred tax assets in relation to tax losses carry forwards in the statements of consolidated financial position.

Clinical trials accruals

Clinical trial expenses, although not yet billed in full, are estimated for each study and a provision is recognized accordingly. (See Note 13.1 Trade and other payables for information regarding the clinical trial accruals as of June 30, 2021 and December 31, 2020).

Revenue recognition

In order to determine the amount and timing of revenue under the contracts with PharmaEngine and LianBio, the Company is required to use significant judgments, mainly with respect to determining the timing of satisfaction of services provided to PharmaEngine and LianBio (see Note 15 Revenues and other income below for additional detail regarding the revenue recognition related to the new agreement with LianBio).

Fair value of financial instruments

The fair value measurement of the loan granted by European Investment Bank (‘‘EIB’’) requires the Company to assess the amount of additional interest (‘‘royalties’’, as defined by the royalty agreement with EIB) that will be due according to the loan agreement. The royalties will be determined and calculated based on the number of tranches that have been withdrawn and will be indexed to the Company’s consolidated annual sales turnover generated during a period of six years (“the royalty period”) commencing on January 1, 2021.

For purposes of measuring the fair value of the EIB loan, the Company forecasts the sales that it expects to generate during the royalty period, taking into consideration the operational assumptions such as market release dates of the products, growth and penetration rate in each market.
The estimation of the royalty amount was reviewed as of June 30, 2021, taking into account the Company’s last development schedule. (See Note 4 Significant transactions and Note 12 Financial liabilities for details about this loan and the accounting treatment applied).